Intangible Assets (Total Book Value of Intangible Assets ) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Intangible assets having a defined useful life	$ 317	$ 318
Intangible assets having an indefinite useful life	353	334
Total intangible assets	$ 670	$ 652